Note G - Intangible Assets (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
Amortization of Intangible Assets	$ 2,818	$ 2,817	$ 11,269	$ 11,270
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			11,270
Finite-Lived Intangible Assets, Amortization Expense, after Year Five			$ 139,561